Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions

Loss from continuing operations before income taxes were generated in the following jurisdictions:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(39,725,254)	(29,296,296)	(23,094,955)
PRC	(35,150,223)	(39,680,573)	(118,145,074)
Hong Kong	(37,472)	923,395	(21,586)
Loss before continuing operations before income taxes	(74,912,949)	(68,053,474)	(141,261,615)

Schedule of Income Tax Expense

Income tax expense recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
PRC
Current income tax expense	—	—	905,078
Deferred income tax benefit	(2,109,096)	—	(8,054,197)
Total income tax benefit	(2,109,096)	—	(7,149,119)

Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 to earnings before income taxes due to the following:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Computed “expected” income tax benefit	(18,728,237)	(17,013,369)	(35,315,404)
Increase (decrease) in valuation allowance	9,261,477	(14,570,083)	23,171,671
Entities not subject to income tax	8,244,168	4,896,732	4,576,771
Non-deductible expenses
Entertainment	98,299	255,843	394,380
Share-based compensation	1,696,514	2,427,342	1,202,364
Bad debt loss	(96,683)	25,206	—
Additional deduction of research and development costs	(951,062)	(447,525)	(240,404)
Withholding tax related to undistributed earnings	(2,109,096)	—	—
Gain from discharge of intercompany payables (a)	—	25,594,493	—
Investment loss from sale of non-redeemable non-controlling interests (b)	—	(1,725,000)	—
Other	475,524	556,361	(938,497)
Actual income tax benefit	(2,109,096)	—	(7,149,119)

(a)

The gain from discharge of intercompany payables represents the gain recognized from the discharge of payables of ATA Education due to ATA Learning, Zhongxiao Zhixing and ATA BVI. These payables were waived in accordance with the terms agreed in the ATA Online Sale Transaction.

(b)

The investment loss from sale of non-redeemable non-controlling interests represents the investment loss recognized from the transfer of 24% equity shares of Muhua Shangce to a limited partnership named Ningbo Meishan Bonded Port Area Zunming Investment Management Center (Limited Partnership) (“Limited Partnership”) from ATA Education for the year ended December 31, 2018. See note 16.

Schedule of Components of Deferred Income Tax Assets and Liabilities

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2019
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	14,082,622	28,153,853
Impairment loss of long-term investments	4,132,700	10,148,827
Lease liability	—	8,264,034
Impairment loss of intangible assets and other non-current assets	—	2,233,110
Provision for other receivables	—	1,396,914
Accrued expenses and other payables	2,946,135	4,213,877
Property and equipment, net	551,634	702,523
Donation	250,000	2,768,750
Total gross deferred income tax assets	21,963,091	57,881,888
Less: valuation allowance	(21,275,591)	(44,713,570)
Total deferred income tax assets, net	687,500	13,168,318
Deferred income tax liabilities:
Intangible assets	—	32,657,242
Right-of-use assets	—	10,196,572
Deferred revenues	—	7,091,422
Change in fair value of long-term investment	687,500	—
Total gross deferred income tax liabilities	687,500	49,945,236
Net deferred income tax assets	—	11,464,891
Net deferred income tax liabilities	—	48,241,809

Summary of Movements of Valuation Allowance

The movements of the valuation allowance are as follows:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the period	26,584,197	35,845,674	21,275,591
Additions	9,261,477	11,024,410	23,437,979
Reduction due to gain from discharge of intercompany payables	—	(25,594,493)	—
Balance at the end of the period	35,845,674	21,275,591	44,713,570